Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2017
Other Components of Equity [Abstract]
Other Components of Equity
Other components of equity of the parent as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Other capital surplus	￦	1,235,146	1,233,793
Accumulated other comprehensive loss		(33,875)	(271,457)
Other equity		13,294,973	13,294,973

	￦	14,496,244	14,257,309

Changes in other capital surplus
Changes in other capital surplus for the years ended December 31, 2016 and 2017 are as follows:

		2016			2017
		Gains on disposal of Treasury stocks	Others	Subtotal	Gains on disposal of treasury stocks	Others	Subtotal
		In millions of won
Beginning balance	￦	387,524	809,864	1,197,388	387,524	847,622	1,235,146
Disposal of subsidiary		—	36,008	36,008	—	—	—
Issuance of share capital of subsidiary		—	1,750	1,750	—	(1,378)	(1,378)
Others		—	—	—	—	25	25

Ending balance	￦	387,524	847,622	1,235,146	387,524	846,269	1,233,793

Changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Available-for-sale financial asset valuation reserve	Shares in other comprehensive Income (loss) of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	(24,905)	276,373	(254,462)	(95,719)	(98,713)
Changes in the unrealized fair value of available-for-sale financial assets, net of tax		61,275	—	—	—	61,275
Shares in other comprehensive loss of associates and joint ventures, net of tax		—	(54,918)	—	—	(54,918)
Foreign currency translation of foreign operations, net of tax		—	—	31,406	—	31,406
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	27,075	27,075

Ending balance	￦	36,370	221,455	(223,056)	(68,644)	(33,875)

		2017
		Available-for-sale financial asset valuation reserve	Shares in other comprehensive Income (loss) of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	36,370	221,455	(223,056)	(68,644)	(33,875)
Changes in the unrealized fair value of available-for-sale financial assets, net of tax		(7,102)	—	—	—	(7,102)
Shares in other comprehensive loss of associates and joint ventures, net of tax		—	(154,991)	—	—	(154,991)
Foreign currency translation of foreign operations, net of tax		—	—	(95,103)	—	(95,103)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	19,614	19,614

Ending balance	￦	29,268	66,464	(318,159)	(49,030)	(271,457)

Changes in other equity
Details of changes in other equity for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Statutory revaluation reserve	￦	13,295,098	13,295,098
Changes in other equity		(125)	(125)

	￦	13,294,973	13,294,973